INCOME TAXES - Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.	$ (74,360)	$ 269,267	$ (141,519)
Foreign	46,054	36,304	10,725
Earnings (loss) before income taxes	$ (28,306)	$ 305,571	$ (130,794)